Summary of significant accounting policies (Details 3) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Accounting Policies [Abstract]
Net loss	$ 1,125,565	$ 28,022
- basic and diluted	17,283,258	17,145,000
- basic and diluted	6.51 cents	0.16 cents